COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

7. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

In March 2020, the Company settled an administrative enforcement action filed by the U.S. Federal Trade Commission (“FTC”) relating to Company’s sale of VieVu, LLC to Axon Enterprise Inc. (“Axon”) wherein the FTC alleged that the operative agreements contained non-compete and non-solicitation provisions in violation of Section 5 of the Federal Trade Commission Act, as amended, 15 U.S.C. § 45, and Section 7 of the Clayton Act, as amended, 15 U.S.C. § 18. The FTC’s administrative complaint sought only injunctive relief against the Company to enjoin the enforcement of these provisions, now and in the future, and did not seek monetary damages against the Company. In January 2020, the Company and Axon had rescinded these provisions. Pursuant to a consent agreement and proposed consent order entered into by the FTC and the Company, on June 11, 2020, the FTC issued a Decision and Order accepting the Consent Agreement (the “Order”). Under the Order, the Company agreed to not modify and reinstate the rescinded provisions and to not enter into any new similar provisions with Axon, absent prior approval from the FTC. In addition, as part of the Company’s compliance program, the Order imposes an obligation to distribute to, and train the directors and officers on, the requirements of the consent order and to report annually for five years to the FTC ensuring compliance with the consent order. On July 10, 2020, the Company filed its Interim Verified Compliance Report and, on June 11, 2021, filed its First Annual Compliance Report, both as required by the Order.

In June 2020, the Company received a Civil Investigative Demand (“CID”) from the United States Department of Justice (“DOJ”), Western District of Washington (Seattle, WA), pertaining to a False Claims Act investigation, 31 U.S.C, sections 3729-3733 (“FCA”), concerning allegations that soft body armor vest accessory panels sold by the Company are falsely labeled as compliant with the National Institute of Justice performance standards. In September 2020, the Company made its First Production of Documents which contained only documents and data that had been deemed to be of a “priority” nature pursuant to an agreement reached between the Company’s counsel and the Assistant U.S. Attorney handling the matter. In July 2021, the Company received a request for additional information relating to the subject matter of the investigation, with which the Company intends to comply. In October 2021, November 2021 and December 2021, the Company produced additional documents responsive to the correspondence containing requests for specific documents and supplemental information. At this preliminary stage of the investigation, the Company does not have enough information to make an evaluation of the merits, exposure or potential risks regarding this matter.

7. COMMITMENTS AND CONTINGENCIES (Continued)

In September 2021, Safariland, LLC, a wholly-owned subsidiary of the Company, received a jury verdict awarding $7,500 to a plaintiff relating to a personal injury case wherein the plaintiff alleged various product liability claims against Safariland, LLC. The plaintiff in the proceeding, Mr. David Hakim, instituted the proceeding on July 24, 2015, through the filing of a complaint with the United States District Court, Northern District of Illinois, Eastern Division. In the proceeding, the plaintiff, a SWAT officer with the DuPage County Sheriff’s Office (“DCSO”), alleged that he suffered injuries during a training exercise conducted by DCSO in which a Defense Technology Shotgun Breaching TKO round was deployed and passed through a door and lower-floor ceiling causing a fragment to strike plaintiff’s back resulting in injury. Prior to the jury rendering its verdict, the court deferred ruling on Safariland, LLC’s Motion for Judgment as a Matter of Law (“JMOL”). On November 8, 2021, Safariland, LLC filed its post-trial motions, including a supplemental JMOL, motion for new trial and remittitur. On April 18, 2022, the court denied Safariland, LLC’s JMOL, motion for new trial and remittitur and, accordingly, entered a judgment in favor of plaintiff, David Hakim, as to the Third Claim. Safariland, LLC will be filing an appeal on or before May 18, 2022. While any litigation contains an element of uncertainty, the Company believes it is reasonably possible, not probable, that the Company could incur losses related to this case, however, any losses would be indemnified by our insurance carrier under applicable policies.

The Company is also involved in various legal disputes and other legal proceedings and claims that arise from time to time in the ordinary course of business. The Company vigorously defends itself against all lawsuits and evaluates the amount of reasonably possible losses that the Company could incur as a result of these matters. While any litigation contains an element of uncertainty, the Company believes that the reasonably possible losses that the Company could incur in excess of insurance coverage would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.

Insurance

The Company has various insurance policies, including product liability insurance, covering risks and in amounts it considers adequate. There can be no assurance that the insurance coverage maintained by the Company is sufficient or will be available in adequate amounts or at a reasonable cost.

International

As an international company, we are, from time to time, the subject of investigations relation to the Company’s international operations, including under U.S. export control laws (such as ITAR), the FCPA and other similar U.S. and international laws. To the best of the Company’s knowledge, there are not any potential or pending investigations at this time.

Leases

The Company leases office, warehouse, and distribution space under non-cancelable operating leases. As leases expire, it can be expected that, in the normal course of business, certain leases will be renewed or replaced. Our leases generally contain multi-year renewal options and escalation clauses. Total rent expense of the Company for the three months ended March 31, 2022 and 2021 was $1,200 and $1,150, respectively.

7. COMMITMENTS AND CONTINGENCIES (Continued)

Future minimum lease payments required under non-cancelable operating leases that have initial or remaining non-cancelable lease terms in excess of one year for the remaining nine months of 2022, the next four years and thereafter is as follows:

Remainder of 2022	$3,367
2023	4,047
2024	2,851
2025	1,422
2026	486
Thereafter	109
Total minimum lease payments	$12,282

There were no material future minimum sublease payments to be received under non-cancelable subleases as of March 31, 2022. There was no material sublease income for the three months ended March 31, 2022 and 2021.

13. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

In March 2020, the Company settled an administrative enforcement action filed by the U.S. Federal Trade Commission (“FTC”) relating to Company’s sale of VieVu, LLC to Axon Enterprise Inc. (“Axon”) wherein the FTC alleged that the operative agreements contained non-compete and non-solicitation provisions in violation of Section 5 of the Federal Trade Commission Act, as amended, 15 U.S.C. § 45, and Section 7 of the Clayton Act, as amended, 15 U.S.C. § 18. The FTC’s administrative complaint sought only injunctive relief against the Company to enjoin the enforcement of these provisions, now and in the future, and did not seek monetary damages against the Company. In January 2020, the Company and Axon had rescinded these provisions. Pursuant to a consent agreement and proposed consent order entered into by the FTC and the Company, on June 11, 2020, the FTC issued a Decision and Order accepting the Consent Agreement (the “Order”). Under the Order, the Company agreed to not modify and reinstate the rescinded provisions and to not enter into any new similar provisions with Axon, absent prior approval from the FTC. In addition, as part of the Company’s compliance program, the Order imposes an obligation to distribute to, and train the directors and officers on, the requirements of the consent order and to report annually for five years to the FTC ensuring compliance with the consent order. On July 10, 2020, the Company filed its Interim Verified Compliance Report and, on June 11, 2021, filed its First Annual Compliance Report, both as required by the Order.

In June 2020, the Company received a Civil Investigative Demand (“CID”) from the United States Department of Justice (“DOJ”), Western District of Washington (Seattle, WA), pertaining to a False Claims Act investigation, 31 U.S.C, sections 3729-3733 (“FCA”), concerning allegations that soft body armor vest accessory panels sold by the Company are falsely labeled as compliant with the National Institute of Justice performance standards. In September 2020, the Company made its First Production of Documents which contained only documents and data that had been deemed to be of a “priority” nature pursuant to an agreement reached between the Company’s counsel and the Assistant U.S. Attorney handling the matter. In July 2021, the Company received a request for additional information relating to the subject matter of the investigation, with which the Company intends to comply. In October 2021, November 2021 and December 2021, the Company produced additional documents responsive to the correspondence containing requests for specific documents and supplemental information. At this preliminary stage of the investigation, the Company does not have enough information to make an evaluation of the merits, exposure or potential risks regarding this matter.

In June 2021, two subcommittees of the U.S. House Committee on Oversight and Reform initiated an inquiry into the safety of crowd control products. Major U.S. manufacturers of crowd control products, including us, received a letter from the subcommittees requesting information and documents about the production, sale, safety, and regulation of crowd control products. The Company has provided information to the subcommittees who released a Memorandum on this issue on October 14, 2021, noting the absence of Federal regulation on the use of tear gas and the safety risks arising from its use. The implementation of additional regulations governing the sale of crowd control products would not be expected to have a material effect on our business.

13. COMMITMENTS AND CONTINGENCIES (Continued)

In September 2021, Safariland, LLC, a wholly-owned subsidiary of the Company, received a jury verdict awarding $7,500 to a plaintiff relating to a personal injury case wherein the plaintiff alleged various product liability claims against Safariland, LLC. The plaintiff in the proceeding, Mr. David Hakim, instituted the proceeding on July 24, 2015, through the filing of a complaint with the United States District Court, Northern District of Illinois, Eastern Division. In the proceeding, the plaintiff, a SWAT officer with the DuPage County Sheriff’s Office (“DCSO”), alleged that he suffered injuries during a training exercise conducted by DCSO in which a Defense Technology Shotgun Breaching TKO round was deployed and passed through a door and lower-floor ceiling causing a fragment to strike plaintiff’s back resulting in injury. Prior to the jury rendering its verdict, the court deferred ruling on Safariland, LLC’s Motion for Judgment as a Matter of Law (“JMOL”) and, thus, no judgment has been issued. On November 8, 2021, Safariland, LLC filed its post-trial motions, including a supplemental JMOL, motion for new trial and remittitur. On January 11, 2022, Plaintiff filed its response, including certain affidavits, to defendants’ post-trial motions. On February 9, 2022, Safariland, LLC filed its reply to Plaintiff’s response, as well as a motion to strike the affidavits filed by Plaintiff. Thereafter, Plaintiff filed a response, and Safariland, LLC filed a reply, concerning the motion to strike the affidavits. At this time, no further filings are due to the court. In the event of an unfavorable ruling by the court, Safariland, LLC intends to pursue an appeal. While any litigation contains an element of uncertainty, the Company believes it is reasonably possible, not probable, that the Company could incur losses related to this case, however, any losses would be indemnified by our insurance carrier under applicable policies.

The Company is also involved in various legal disputes and other legal proceedings and claims that arise from time to time in the ordinary course of business. The Company vigorously defends itself against all lawsuits and evaluates the amount of reasonably possible losses that the Company could incur as a result of these matters. While any litigation contains an element of uncertainty, the Company believes that the reasonably possible losses that the Company could incur in excess of insurance coverage would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.

Insurance

The Company has various insurance policies, including product liability insurance, covering risks and in amounts it considers adequate. There can be no assurance that the insurance coverage maintained by the Company is sufficient or will be available in adequate amounts or at a reasonable cost.

International

As an international company, we are, from time to time, the subject of investigations relation to the Company’s international operations, including under U.S. export control laws (such as ITAR), the FCPA and other similar U.S. and international laws.

Leases

The Company leases office, warehouse, and distribution space under non-cancelable operating leases. As leases expire, it can be expected that, in the normal course of business, certain leases will be renewed or replaced. Our leases generally contain multi-year renewal options and escalation clauses. Total rent expense of the Company for the years ended December 31, 2021 and 2020 was $4,663 and $4,403, respectively.

The Company maintains capital lease agreements. As of December 31, 2021, and 2020 the Company recorded capital lease obligations of $43 and $43 within accrued liabilities and $4 and $46, respectively, within other liabilities in the consolidated balance sheets.

13. COMMITMENTS AND CONTINGENCIES (Continued)

Future minimum lease payments required under non-cancelable operating leases that have initial or remaining non-cancelable lease terms in excess of one year and the Company’s capital lease agreements are as follows:

	Capital Leases	Operating Leases
2022	43	4,293
2023	4	3,853
2024	—	2,725
2025	—	1,391
2026	—	406
Thereafter	—	35
Total minimum lease payments	$47	$12,703
Less: Amount representing interest	(11)
Capital lease obligation	$36

There were no material future minimum sublease payments to be received under non-cancelable subleases as of December 31, 2021. There was no material sublease income as of December 31, 2021 and 2020, respectively.